Notes Related to the Consolidated Statements of Financial Position - Summary of Shareholders' Equity (Detail) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	17,937,559	8,732,648
Exercise of share warrants		17,200
Free shares / stock options / share warrants		7,574
Private placement with institutional investors in April		3,000,000
Initial public offering (including 5,389,021 ordinary shares in the form of ADSs)		6,180,137
Free shares	2,476
Ending balance	17,940,035	17,937,559
United States [member]
Disclosure Of Classes Of Share Capital [Line Items]
Initial public offering (including 5,389,021 ordinary shares in the form of ADSs)		6,180,137